Cash and Short Term Deposits (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash and Short Term Deposits (Textual)
Cash in trust account	$ 5,400,000
Deposits	$ 5,000,000